MUTUAL FUND SERIES TRUST

Catalyst/EquityCompass Buyback Strategy Fund
Class A: BUYAX Class C: BUYCX Class I: BUYIX (the “Fund”)

March 2, 2017

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Fund, dated November 1, 2016.

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Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (“EquityCompass”) no longer serves as the Portfolio Consultant of the Fund. Timothy M. McCann no longer is the Portfolio Management Consultant of the Fund. Accordingly, all references to EquityCompass and Mr. McCann are deleted in their entirety from the Prospectus. Mr. Michael Schoonover will continue to serve as the Portfolio Manager of the Fund.

Effective as of the date of this supplement, the Fund’s name is changed to Catalyst Buyback Strategy Fund. All references to the Fund are hereby revised to reflect the Fund’s new name.

The information contained in the sections of the Fund’s Prospectus entitled “Fund Summary: Catalyst Buyback Strategy Fund – Principal Investment Strategies and “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies - Catalyst Buyback Strategy Fund” is hereby replaced in its entirety with the following:

“The Fund invests primarily in the common stocks of U.S. companies that have announced their intention to repurchase a portion of the company’s outstanding shares. The Fund may invest in companies of any market capitalization. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities.

Catalyst Capital Advisors LLC (“Catalyst” or “Advisor”) uses its proprietary investment model, originally developed by Choice Financial Partners, Inc. d/b/a EquityCompass Strategies, to manage the Fund’s investments. The model is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued. This positive signal to the market may cause the value of the shares to rise after the share buyback announcement. In constructing the portfolio, the Advisor utilizes numerous quantitative techniques in identifying share repurchase announcements that it considers the most-favorable. In determining the favorability of a share buyback announcement, the Advisor analyzes a wide array of firm and security specific characteristics in addition to buyback-announcement specific factors including, without limitation, the size of the announced share buyback, the length of time since the announcement has been made, as well as the price reaction, volatility, liquidity, trading patterns, and volume of the underlying shares, post-announcement. The Fund’s portfolio will be actively managed, which is expected to result in significant portfolio turnover in the process of investing in the most favorable buyback situations and exiting less favorable positions. Stocks are typically sold from the portfolio when the Advisor believes that the majority of the excess returns from the buyback announcement have been realized or when more favorable investment opportunities arise.

The Advisor generally attempts to manage risk by including equal-weighted positions in the model portfolio, seeking to limit the potential adverse impact from any one stock, and by implementing size and liquidity constraints in considering a security for inclusion in the model portfolio and other risk measures. However, there may be times (e.g., when certain positions appreciate or depreciate significantly or there is a relatively low number of companies doing buybacks) when equal weighting of the Fund’s positions is difficult to maintain.”

The “Buyback Strategy Risk” and “Model and Data Risk” disclosures contained in the sections of the Fund’s Prospectus entitled “Fund Summary: Catalyst Buyback Strategy Fund – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Risks - Catalyst Buyback Fund” are hereby replaced in their entirety with the following:

Buyback Strategy Risk. The share buyback strategy is based on the premise that stocks of companies that announce share buybacks will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued. This positive signal to the market may cause the value of the shares to rise after the share buyback announcement. However, the announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value.

Model and Data Risk. The strategy relies heavily on quantitative models (both proprietary models and those supplied by third parties) and information and data supplied by third parties (collectively, “Models and Data”). Models and Data are used to construct sets of transactions and investments to be included in a portfolio, as well as to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the Advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

The Fund has been re-classified as a diversified fund. Accordingly, the “Non-diversification Risk” contained in the sections of the Fund’s prospectus entitled “Fund Summary: Catalyst Buyback Strategy Fund – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Risks - Catalyst Buyback Strategy Fund” is no longer applicable to the Fund and is hereby deleted as a risk of the Fund.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated November 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/EquityCompass Buyback Strategy Fund
Class A: BUYAX Class C: BUYCX Class I: BUYIX (the “Fund”)

March 2, 2017

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2016.

______________________________________________________________________________

Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (“EquityCompass”) no longer serves as the Portfolio Consultant of the Fund. Timothy M. McCann will no longer be Portfolio Management Consultant of the Fund. Accordingly, all references to EquityCompass and Mr. McCann are deleted in their entirety from the SAI. Mr. Michael Schoonover will continue to serve as the Portfolio Manager of the Fund.

Effective as of the date of this supplement, the Fund’s name is changed to Catalyst Buyback Strategy Fund. All references to the Fund are hereby revised to reflect the Fund’s new name.

The fourth sentence in the first paragraph of the section entitled “MUTUAL FUND SERIES TRUST” is hereby replaced with the following:

“The Catalyst BuyBack Strategy Fund is a diversified series of the Trust.”

The eighth fundamental policy under the section of the Fund’s SAI entitled “Investment Restrictions” is replaced with the following:

(h) (Insider Buying Fund, Buyback Strategy Fund, GOI Fund and Global Equity Fund Only) With respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, each dated November 1, 2016, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.